ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade Receivables [Line Items]
Trade receivables	$ 85	$ 241
Sales tax and other statutory receivables	16,284	13,568
Other receivables	2,305	2,869
Trade and other current receivables	$ 18,674	$ 16,678
Bottom of range
Trade Receivables [Line Items]
Settlement period on gold sales	7 days
Top of range
Trade Receivables [Line Items]
Settlement period on gold sales	14 days